Employee Benefit Plans and Non-Qualified Plans - Weighted Average Assumptions Used in Determining the Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-U.S. Qualified Defined Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.75%	4.00%
Expected return on plan assets	5.50%	5.75%
Non Qualified Supplemental Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.55%	3.75%